Schedule of diluted weighted average number of ordinary shares (Details)	6 Months Ended
Jun. 30, 2026 shares
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	5,293,642
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	4,394,528
RSUs vested [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	2,586
Incentive shares [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	143
Share options [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive shares	896,385